Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Current
Stockpile	$26,235	$12,768
Work in progress	3,092	5,647
Finished goods	64,937	78,958
Materials and supplies	60,748	61,080
	155,012	158,453
Non-current
Stockpile	42,785	34,156
Materials and supplies	7,940	3,417
	50,725	37,573
	$205,737	$196,026